Lease liability (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Balance at Opening	$ 43,352	$ 37,149
Remeasurement / new contracts	5,232	7,865
Payment of principal and interest (*)	(5,216)	(4,368)
Interest expenses	1,433	1,289
Foreign exchange gains and losses	(2,476)	(4,628)
Translation adjustment	2,645	4,966
Transfers		2
Balance at Ending	44,972	42,273
Lease liability, current	10,250		$ 9,270
Lease liability, non current	34,722		$ 33,003
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Balance at Opening	6,646	5,484
Remeasurement / new contracts	1,728	1,130
Payment of principal and interest (*)	(1,480)	(1,224)
Interest expenses	324	232
Foreign exchange gains and losses	(234)	(379)
Translation adjustment	425	718
Transfers		1
Balance at Ending	7,410	5,961
Other Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Balance at Opening	36,706	31,665
Remeasurement / new contracts	3,504	6,735
Payment of principal and interest (*)	(3,736)	(3,144)
Interest expenses	1,109	1,057
Foreign exchange gains and losses	(2,242)	(4,249)
Translation adjustment	2,220	4,248
Transfers	1
Balance at Ending	$ 37,562	$ 36,312